Personnel expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Personnel Expenses [Line Items]
Salaries and variable compensation	$ 5,900	$ 5,968	$ 6,058	$ 11,868	$ 11,922
of which: variable compensation - financial advisors	1,335	1,409	1,291	2,744	2,558
Contractors	79	72	82	152	168
Social security	416	405	419	821	828
Post-employment benefit plans	321	349	309	671	676
Other personnel expenses	260	237	251	497	476
Total personnel expenses	$ 6,976	$ 7,032	$ 7,119	$ 14,008	$ 14,068